13. FINANCIAL INSTRUMENTS (Details 16) R$ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Financial Instruments Details 16Abstract
Shareholder's equity (equity)	R$ 10,013,440	R$ 8,288,229	R$ 7,384,521	R$ 7,091,288
Borrowings and Financing (Third-party capital)	R$ 28,827,074	R$ 29,510,844
Gross Debit/Shareholder's equity	2.88	3.56